INCOME TAX - Movements in net deferred tax liability (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance at the beginning of the year	R (437.4)	R (371.3)
Recognised in profit or loss	(118.7)	(72.7)	R (100.0)
Recognised in equity	27.5	0.0
Balance at the end of the year	R (527.9)	R (437.4)	R (371.3)